Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities
Other current liabilities are comprised of the following:

	June 30, 2022	December 31, 2021
(In $ millions)
Deferred mobilization revenue (1)	13.7	3.9
Other current taxes payable (2)	9.0	4.6
VAT payable	8.2	6.6
Corporate income taxes payable	6.3	4.4
Accrued payroll and severance	0.8	0.7
Deferred demobilization revenue (1)	0.7	—
Operating lease liability, current	0.2	0.7
Other current liabilities	1.6	1.4
Total	40.5	22.3
(1) Deferred mobilization revenue and deferred demobilization revenue comprise our current contract liability (see Note 5 - Contracts with Customers).
(2) Other current taxes payable include withholding tax, payroll tax and other indirect tax related liabilities.